Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases
6.	Leases

Future minimum operating lease payments:
The Company’s future minimum operating lease payments required to be made after June 30, 2023, relating to the bareboat chartered-in vessels M/T Eco Bel Air and M/T Eco Beverly Hills are as follows:

Year ending December 31,	Bareboat charter lease payments
2023 (remainder)	5,152
2024	10,038
2025	6,777
Total	21,967
Less imputed interest	(2,325)
Total Lease Liability	19,642

Presented as follows:
Current portion of Operating lease liabilities	8,795
Non-current portion of Operating lease liabilities	10,847

The average remaining lease term on our chartered-in contracts greater than 12 months is 29.2 months.

The bareboat chartered-in vessels generated revenue for the six months ended June 30, 2023 amounting to $8,688. The discount rate used to calculate the present value of lease payments was calculated by taking into account the original lease term and lease payments and was estimated to be 6.72% (same as the weighted average discount rate), which was the Company’s estimated incremental borrowing rate, at the inception of the lease, that reflects the interest the Company would have to pay to borrow funds on a collateralized basis over a similar term and similar economic environment. The cash paid for operating leases with original terms greater than 12 months was $5,068 for the six months ended June 30, 2023.

Leases
Lease arrangements, under which the Company acts as the lessor

Charter agreements:
As of June 30, 2023, the Company operated one vessel (M/T Marina Del Ray) under a time charter with Cargill International SA, one vessel (M/T Eco Oceano Ca) under a time charter with CTC, two vessels (M/T Eco West Coast and M/T Eco Malibu) with Clearlake Shipping Pte Ltd and four vessels (M/T’s Eco Bel Air, Eco Beverly Hills, Julius Caesar and Legio X Equestris) under time charters with Trafigura Maritime Logistics Pte Ltd.

Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2023, based on commitments relating to non-cancellable time charter contracts, are as follows:

Year ending December 31,	Time Charter receipts
2023 (remaining)	40,638
2024	66,674
2025	43,342
2026	34,428
2027 and thereafter	91,615
Total	276,697

In arriving at the minimum future charter revenues, an estimated 20 days off-hire time to perform scheduled dry-docking in the year the drydocking is expected on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.